Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS CROCI® International Fund

Effective on or about December 1, 2019, the MSCI EAFE® Value Index will replace the MSCI EAFE® Index as the fund's primary benchmark index and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

DWS CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS CROCI® International Fund

Effective on or about December 1, 2019, the MSCI EAFE® Value Index will replace the MSCI EAFE® Index as the fund's primary benchmark index and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on or about December 1, 2019, the MSCI EAFE® Value Index will replace the MSCI EAFE® Index as the fund's primary benchmark index and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective on or about December 1, 2019, the MSCI EAFE® Value Index will replace the MSCI EAFE® Index as the fund's primary benchmark index and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison.